Audit Information	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Audit Information [Abstract]
Auditor Name	KPMG Auditores Independentes Ltda.	DELOITTE TOUCHE TOHMATSU
Auditor Location	São Paulo, Brazil	São Paulo, Brazil
Auditor Firm ID	1124	1045